                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-08739

Morgan Stanley Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT
For the six-month period ended November 30, 2003

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR THE SIX-MONTHS ENDED NOVEMBER 30, 2003
------------------ ----------------- ---------------- ----------------- ------------------- -------------------------
Class A            Class B           Class C          Class D           S&P 500 Index(1)    Lipper Large-Cap Core
                                                                                            Funds Index(2)
------------------ ----------------- ---------------- ----------------- ------------------- -------------------------
9.40%              8.85%             8.98%            9.42%             10.80%              9.17%
------------------ ----------------- ---------------- ----------------- ------------------- -------------------------

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

During the six months ended November 30, 2003 the U.S. equity market continued to respond to positive indicators from the economy, the corporate sector and the geopolitical climate. Within the economy, stimulative fiscal and monetary policy resulted in multi-decade lows in both taxes (income and capital gains) and interest rates. Low interest rates were especially beneficial for the corporate sector, which enjoyed rising earnings and upward revisions of earnings estimates. U.S. companies also benefited from low inventories, which indicated great upside potential, particularly in the industrial sector. Growth in capital spending and compressing spreads on corporate debt were also positive drivers for corporate health. Globally, the completion of the war in Iraq coupled with a general sense of falling risk coupled with the falling dollar further boosted U.S. equities.

Performance across sectors was generally positive, with economically sensitive sectors leading the pack. The technology sector enjoyed the most robust gains as the combination of low, post-bear market valuations and signs of a pick-up in capital spending by corporations attracted investors. Consumer related stocks also enjoyed solid gains as consumer demand remained strong. Small and mid-capitalization stocks handily outperformed large cap stocks as investors sought companies likely to offer the greatest benefit from the beginning stages of an economic recovery.

PERFORMANCE ANALYSIS

The Fund underperformed its primary benchmark, the Standard & Poor's 500 Index, and modestly underperformed the Lipper Large-Cap Core Funds Index during the period. The primary driver of the Fund's underperformance was stock selection in the technology sector. While the Fund held roughly a market weight in this sector, our strategy focused on software companies that we believed would benefit strongly from an up-tick in corporate spending. These stocks significantly lagged their mega-cap, technology hardware peers in the sector's sharp rally.

Performance was also hampered by the Fund's positioning in the consumer discretionary and health care sectors. Our belief was that the consumer was unlikely to remain strong throughout the period, and as a result we emphasized the most cyclical companies in the consumer discretionary sector. While these stocks performed well, they lagged the more traditional consumer names in the benchmark. Similarly, we chose to position the Fund defensively within health care by focusing on the larger pharmaceutical companies. Several key bellwethers in the industry experienced financial and pipeline challenges, and the entire industry lagged the rest of the health care sector and the broader market as a result. On a more positive note, the Fund enjoyed strong gains from its industrial holdings, with particularly strong stock selection in the machinery area. Within the technology sector, our stock selection in the semiconductor industry partially offset the lagging performance of our software stocks. This industry was one of the best-performing areas of the sector, and the smaller companies we selected were outstanding performers.

INVESTMENT STRATEGY

1. The Fund invests at least 80 percent of its assets in common stocks and other equity securities.

2. The management team utilizes both quantitative screens and fundamental research to construct a portfolio of equity securities of companies, which in the management team's opinion, are attractively valued and have low but rising expectations.

3. The Fund's portfolio is diversified across market sectors in an effort to manage risk.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                                                      Top 10 Holdings
--------------------------------------------------------------------------------
General Electric                                            3.6%
--------------------------------------------------------------------------------
Wal-Mart Stores                                             3.1
--------------------------------------------------------------------------------
Pfizer Inc.                                                 3.0
--------------------------------------------------------------------------------
Microsoft Corp.                                             3.0
--------------------------------------------------------------------------------
Johnson Controls                                            2.9
--------------------------------------------------------------------------------
Altria Group, Inc.                                          2.8
--------------------------------------------------------------------------------
Home Depot, Inc. (The)                                      2.8
--------------------------------------------------------------------------------
Alcoa, Inc.                                                 2.8
--------------------------------------------------------------------------------
Target Corp.                                                2.7
--------------------------------------------------------------------------------
Citigroup Inc.                                              2.6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Top Five Industries
--------------------------------------------------------------------------------
Industrial Conglomerates                                    8.7%
--------------------------------------------------------------------------------
Pharmaceuticals: Major                                      6.8
--------------------------------------------------------------------------------
Discount Stores                                             5.8
--------------------------------------------------------------------------------
Chemicals: Major Diversified                                5.3
--------------------------------------------------------------------------------
Major Banks                                                 5.0
--------------------------------------------------------------------------------

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

                           MORGAN STANLEY EQUITY FUND

                       FUND PERFORMANCE NOVEMBER 30, 2003


           AVERAGE ANNUAL TOTAL RETURNS-PERIOD ENDED NOVEMBER 30, 2003

                  ===========================================================================
                   CLASS A SHARES*    CLASS B SHARES **   CLASS C SHARES +  CLASS D SHARES ++
                  (Since 7/29/1998)   (Since 7/29/1998)  (Since 7/29/1998)  (Since 7/29/1998)
         Symbol         EQFAX               EQFBX              EQFCX              EQFDX
                  ===========================================================================
                  ===========================================================================
         1 Year      12.88 %  (3)      11.93 %   (3)      11.88  %   (3)      13.02 %   (3)
                  ===========================================================================
                      6.95    (4)       6.93     (4)      10.88      (4)      -
                  ===========================================================================

                  ===========================================================================
        5 Years      (2.54)   (3)      (3.28)    (3)      (3.21)     (3)      (2.30)    (3)
                  ===========================================================================
                     (3.59)   (4)      (3.62)    (4)      (3.21)     (4)      -
                  ===========================================================================

                  ===========================================================================
Since Inception      (2.79)   (3)      (3.54)    (3)      (3.47)     (3)      (2.57)    (3)
                  ===========================================================================
                     (3.77)   (4)      (3.69)    (4)      (3.47)     (4)      -
                  ===========================================================================

        Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.




--------------------------------------------------------------------------------
Notes on Performance

1.) The Standard and Poor's 500 Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2.) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

3.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

4.) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

MORGAN STANLEY EQUITY FUND
PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                                              VALUE
--------------------------------------------------------------------------------------------------
                     COMMON STOCKS (96.6%)
                     Aerospace & Defense (1.4%)
  22,700             Boeing Co.                                                          $871,453
  8,600              Northrop Grumman Corp.                                               796,618
                                                                                    --------------
                                                                                        1,668,071
                                                                                    --------------
                     Aluminum (2.8%)
 105,000             Alcoa, Inc.                                                        3,445,050
                                                                                    --------------

                     Auto Parts: O.E.M. (2.9%)
  32,500             Johnson Controls, Inc.                                             3,556,800
                                                                                    --------------

                     Beverages: Non-Alcoholic (1.0%)
  25,500             Coca-Cola Co. (The)                                                1,185,750
                                                                                    --------------

                     Chemicals: Major Diversified (5.3%)
  67,100             Dow Chemical Co. (The)                                             2,519,605
  62,000             Du Pont (E.I.) de Nemours & Co.                                    2,570,520
  50,000             Engelhard Corp.                                                    1,491,000
                                                                                    --------------
                                                                                        6,581,125
                                                                                    --------------
                     Computer Communications (1.0%)
  52,300             Cisco Systems, Inc.*                                               1,185,118
                                                                                    --------------

                     Computer Processing Hardware (3.2%)
  24,800             Dell Inc.*                                                           855,600
 128,200             Hewlett-Packard Co.                                                2,780,658
  63,200             Sun Microsystems, Inc.*                                              269,864
                                                                                    --------------
                                                                                        3,906,122
                                                                                    --------------
                     Data Processing Services (1.0%)
  34,000             First Data Corp.                                                   1,286,900
                                                                                    --------------

                     Discount Stores (5.8%)
  86,600             Target Corp.                                                       3,353,152
  68,200             Wal-Mart Stores, Inc.                                              3,794,648
                                                                                    --------------
                                                                                        7,147,800
                                                                                    --------------
                     Drugstore Chains (1.0%)
  34,000             CVS Corp.                                                          1,273,640
                                                                                    --------------

                     Electric Utilities (1.8%)
  36,800             Exelon Corp.                                                       2,274,976
                                                                                    --------------

                     Electrical Products (1.3%)
  28,900             Cooper Industries Ltd. (Class A)                                   1,550,485
                                                                                    --------------

                     Finance/Rental/Leasing (2.8%)
  4,800              Fannie Mae                                                           336,000
 127,500             MBNA Corp.                                                         3,126,300
                                                                                    --------------
                                                                                        3,462,300
                                                                                    --------------

MORGAN STANLEY EQUITY FUND
PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2003 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                              VALUE
--------------------------------------------------------------------------------------------------
                     Financial Conglomerates (3.3%)
  68,400             Citigroup Inc.                                                    $3,217,536
  25,000             Principal Financial Group, Inc.                                      827,750
                                                                                    --------------
                                                                                        4,045,286
                                                                                    --------------
                     Food Retail (0.6%)
  38,200             Kroger Co.*                                                          720,452
                                                                                    --------------

                     Home Improvement Chains (2.8%)
  94,600             Home Depot, Inc. (The)                                             3,477,496
                                                                                    --------------

                     Household/Personal Care (2.2%)
  19,500             Avon Products, Inc.                                                1,335,750
  14,800             Procter & Gamble Co. (The)                                         1,424,352
                                                                                    --------------
                                                                                        2,760,102
                                                                                    --------------
                     Industrial Conglomerates (8.7%)
 156,100             General Electric Co.                                               4,475,387
  49,000             Honeywell International, Inc.                                      1,454,810
 108,700             Tyco International Ltd. (Bermuda)                                  2,494,665
  26,600             United Technologies Corp.                                          2,279,620
                                                                                    --------------
                                                                                       10,704,482
                                                                                    --------------
                     Information Technology Services (3.3%)
  77,000             Accenture Ltd. (Class A) (Bermuda)*                                1,917,300
  23,400             International Business Machines Corp.                              2,118,636
                                                                                    --------------
                                                                                        4,035,936
                                                                                    --------------
                     Integrated Oil (4.2%)
  38,200             Exxon Mobil Corp.                                                  1,381,694
  27,300             Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)     1,225,770
  32,000             Total SA (ADR) (France)                                            2,584,640
                                                                                    --------------
                                                                                        5,192,104
                                                                                    --------------
                     Internet Software/Services (1.0%)
  66,900             Check Point Software Technologies Ltd. (Israel)*                   1,181,454
                                                                                    --------------

                     Investment Banks/Brokers (4.1%)
  15,000             Goldman Sachs Group, Inc. (The)                                    1,441,200
  7,400              Lehman Brothers Holdings, Inc.                                       534,354
  53,600             Merrill Lynch & Co., Inc.                                          3,041,800
                                                                                    --------------
                                                                                        5,017,354
                                                                                    --------------
                     Investment Managers (1.5%)
  63,000             Mellon Financial Corp.                                             1,814,400
                                                                                    --------------

                     Major Banks (5.0%)
  26,700             Comerica, Inc.                                                     1,392,405
  55,600             PNC Financial Services Group                                       3,022,416
  10,700             Wachovia Corp.                                                       489,525
  22,100             Wells Fargo & Co.                                                  1,266,993
                                                                                    --------------
                                                                                        6,171,339
                                                                                    --------------

MORGAN STANLEY EQUITY FUND
PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2003 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                              VALUE
--------------------------------------------------------------------------------------------------
                     Major Telecommunications (2.8%)
  33,900             SBC Communications, Inc.                                            $789,192
  80,500             Verizon Communications Inc.                                        2,637,985
                                                                                    --------------
                                                                                        3,427,177
                                                                                    --------------
                     Managed Health Care (0.6%)
  7,500              Anthem, Inc.*                                                        540,900
  4,400              CIGNA Corp.                                                          236,060
                                                                                    --------------
                                                                                          776,960
                                                                                    --------------
                     Media Conglomerates (1.0%)
  34,500             Time Warner Inc.*                                                    561,660
  30,800             Walt Disney Co. (The)                                                711,172
                                                                                    --------------
                                                                                        1,272,832
                                                                                    --------------
                     Medical Specialties (0.2%)
  4,900              Guidant Corp.                                                        278,173
                                                                                    --------------

                     Multi-Line Insurance (1.3%)
  16,500             American International Group, Inc.                                   956,175
  11,000             Hartford Financial Services Group, Inc. (The)                        605,000
                                                                                    --------------
                                                                                        1,561,175
                                                                                    --------------
                     Oilfield Services/Equipment (0.8%)
  16,200             Halliburton Co.                                                      378,270
  11,800             Schlumberger Ltd.                                                    553,656
                                                                                    --------------
                                                                                          931,926
                                                                                    --------------
                     Packaged Software (4.3%)
  51,200             BMC Software, Inc.*                                                  851,456
  2,600              Mercury Interactive Corp.*                                           121,680
 141,900             Microsoft Corp.                                                    3,646,830
  16,400             SAP AG (ADR) (Germany)                                               632,220
                                                                                    --------------
                                                                                        5,252,186
                                                                                    --------------
                     Pharmaceuticals: Major (6.8%)
  87,200             Bristol-Myers Squibb Co.                                           2,297,720
 111,800             Pfizer Inc.                                                        3,750,890
  57,400             Wyeth, Inc.                                                        2,261,560
                                                                                    --------------
                                                                                        8,310,170
                                                                                    --------------
                     Regional Banks (2.9%)
 129,900             U.S. Bancorp                                                       3,599,529
                                                                                    --------------

                     Semiconductors (1.9%)
  18,700             Analog Devices, Inc.                                                 930,325
  16,800             Intel Corp.                                                          561,624
  6,400              Marvell Technology Group Ltd. (Bermuda)*                             252,736
  11,600             Maxim Integrated Products, Inc.                                      604,128
                                                                                    --------------
                                                                                        2,348,813
                                                                                    --------------
                     Telecommunication Equipment (1.2%)
  81,500             Nokia Corp. (ADR) (Finland)                                        1,465,370
                                                                                    --------------

                     Tobacco (2.8%)
  67,100             Altria Group, Inc.                                                 3,489,200
                                                                                    --------------

MORGAN STANLEY EQUITY FUND
PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2003 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                                    VALUE
---------------------------------------------------------------------------------------------------------------------
                     Trucks/Construction/Farm Machinery (2.0%)
  32,700             Caterpillar Inc.                                                                     $2,486,835
                                                                                                      ---------------

                           TOTAL COMMON STOCKS
                             (Cost $113,723,667)                                                          118,844,888
                                                                                                       --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
-----------------
                     SHORT-TERM INVESTMENT  (1.7%)
                     REPURCHASE AGREEMENT
  $2,091             Joint repurchase agreement account 1.06% due 12/01/03
                        (dated 11/28/03; proceeds $2,091,185) (a) (Cost $2,091,000)                        2,091,000
                                                                                                      ---------------

                     TOTAL INVESTMENTS
                       (Cost $115,814,667) (b)                                          98.3%            120,935,888

                     OTHER ASSETS IN EXCESS OF LIABILITIES                               1.7               2,132,467
                                                                                    --------------    ---------------

                     NET ASSETS                                                        100.0%           $123,068,355
                                                                                    ==============    ===============


---------------------
   ADR           American Depository Receipt.
    *            Non-income producing security.
   (a)           Collateralized by federal agency and U.S. Treasury obligations.
   (b)           The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,467,220 and the aggregate gross unrealized depreciation is $9,345,999, resulting in net unrealized appreciation of $5,121,221.

                    SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EQUITY FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2003 (unaudited)
Assets:
Investments in securities, at value
        (cost $115,814,667)                                                     $120,935,888
Receivable for:
        Investments sold                                                           2,329,705
        Dividends                                                                    156,620
        Shares of beneficial interest sold                                            40,284
Prepaid expenses and other assets                                                     43,915
                                                                               --------------
          Total Assets                                                           123,506,412
                                                                               --------------
Liabilities:
Payable for:
        Distribution fee                                                              92,045
        Investment management fee                                                     85,958
        Shares of beneficial interest redeemed                                        37,798
Accrued expenses and other payables                                                  222,256
                                                                               --------------
          Total Liabilities                                                          438,057
                                                                               --------------

          Net Assets                                                            $123,068,355
                                                                               ==============
Composition of Net Assets:
Paid-in-capital                                                                 $241,886,821
Net unrealized appreciation                                                        5,121,221
Net investment loss                                                                 (367,906)
Accumulated net realized loss                                                   (123,571,781)
                                                                               --------------
          Net Assets                                                            $123,068,355
                                                                               ==============
Class A Shares:
Net Assets                                                                        $4,039,661
Shares Outstanding (unlimited authorized, $.01 par value)                            542,504
        Net Asset Value Per Share                                                      $7.45
                                                                                       =====

        Maximum Offering Price Per Share,
        (net asset value plus 5.54% of net asset value)                                $7.86
                                                                                       =====
Class B Shares:
Net Assets                                                                      $103,148,281
Shares Outstanding (unlimited authorized, $.01 par value)                         14,462,570
        Net Asset Value Per Share                                                      $7.13
                                                                                       =====

Class C Shares:
Net Assets                                                                        $7,759,497
Shares Outstanding (unlimited authorized, $.01 par value)                          1,083,771
        Net Asset Value Per Share                                                      $7.16
                                                                                       =====

Class D Shares:
Net Assets                                                                        $8,120,916
Shares Outstanding (unlimited authorized, $.01 par value)                          1,075,103
        Net Asset Value Per Share                                                      $7.55
                                                                                       =====


                        See Notes to Financial Statements

MORGAN STANLEY EQUITY FUND
FINANCIAL STATEMENTS continued


Statement of Operations
For the six months ended November 30, 2003 (unaudited)

Net Investment Loss:
Income
Dividends (net of $9,734 foreign withholding tax)                   $1,248,578
Interest                                                                12,183

                                                                  -------------
            Total Income                                             1,260,761
                                                                  -------------
Expenses
Investment management fee                                              533,816
Distribution fee (Class A shares)                                        5,159
Distribution fee (Class B shares)                                      531,296
Distribution fee (Class C shares)                                       39,516
Transfer agent fees and expenses                                       263,745
Shareholder reports and notices                                        114,727
Registration fees                                                       65,962
Professional fees                                                       62,321
Trustees' fees and expenses                                             10,126
Other                                                                    1,999
                                                                  -------------
          Total Expenses                                             1,628,667
                                                                  -------------
          Net Investment Loss                                         (367,906)
                                                                  -------------

Net Realized and Unrealized Gain:
Net realized gain                                                    1,004,194
Net change in unrealized depreciation                               10,183,063
                                                                  -------------
               Net Gain                                             11,187,257
                                                                  -------------
Net Increase                                                       $10,819,351
                                                                  =============



                        See Notes to Financial Statements

MORGAN STANLEY EQUITY FUND
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets

                                                                         FOR THE SIX                  FOR THE YEAR
                                                                        MONTHS ENDED                      ENDED
                                                                      NOVEMBER 30, 2003               MAY 31, 2003
                                                                   -------------------------    --------------------------
                                                                         (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss                                                               $(367,906)                    $(383,558)
Net realized gain (loss)                                                          1,004,194                   (30,520,188)
Net change in unrealized depreciation                                            10,183,063                    (1,109,467)
                                                                   -------------------------    --------------------------
               Net Increase (Decrease)                                           10,819,351                   (32,013,213)

Net decrease from transactions in shares of beneficial interest                 (13,965,429)                  (54,378,727)
                                                                   -------------------------    --------------------------
               Net Decrease                                                      (3,146,078)                  (86,391,940)
Net Assets:
Beginning of period                                                             126,214,433                   212,606,373
                                                                   -------------------------    --------------------------

End of Period
(Including a net investment loss of $367,906 and $0, respectively)             $123,068,355                  $126,214,433
                                                                   =========================    ==========================





                        See Notes to Financial Statements

MORGAN STANLEY EQUITY FUND
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities. The Fund was organized as a Massachusetts business trust on April 6, 1998 and commenced operations on July 29, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investments, LP (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY EQUITY FUND
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2003 (UNAUDITED) continued

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.85% to the portion of daily net assets not exceeding $500 million; 0.825% to the portion of daily net assets exceeding $500 million but not exceeding $1.0 billion; and 0.80% to the portion of daily net assets in excess of $1.0 billion.

MORGAN STANLEY EQUITY FUND
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2003 (UNAUDITED) continued

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $213,526 for the six months ended November 30, 2003.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,883,945 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $115,182 and $77, respectively and received $2,145 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY EQUITY FUND
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2003 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2003 aggregated $24,012,900 and $39,014,904, respectively. Included in the aforementioned transactions are sales of $82,692 with other Morgan Stanley funds, including a realized gain of $10,270.

For the six months ended November 30, 2003, the Fund incurred brokerage commissions of $14,493 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At November 30, 2003 the Fund had transfer agent fees and expenses payable of approximately $119,800.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                               FOR THE YEAR
                                                        MONTHS ENDED                                   ENDED
                                                      NOVEMBER 30, 2003                            MAY 31, 2003
                                          ------------------------------------------    ------------------------------------
                                                         (unaudited)
                                                SHARES                 AMOUNT                SHARES              AMOUNT
                                          -------------------    -------------------    -----------------    ---------------
CLASS A SHARES
Sold                                                 10,481                $75,537               38,862           $240,137
Redeemed                                            (81,258)              (581,946)            (271,518)        (1,731,127)
                                          -------------------    -------------------    -----------------    ---------------
Net decrease- Class A                               (70,777)              (506,409)            (232,656)        (1,490,990)
                                          -------------------    -------------------    -----------------    ---------------

CLASS B SHARES
Sold                                                283,643              1,946,904              841,764          5,222,239
Redeemed                                         (2,268,852)           (15,601,881)          (8,792,030)       (54,142,346)
                                          -------------------    -------------------    -----------------    ---------------
Net decrease- Class B                            (1,985,209)           (13,654,977)          (7,950,266)       (48,920,107)
                                          -------------------    -------------------    -----------------    ---------------

CLASS C SHARES
Sold                                                 17,325                119,818               69,173            432,176
Redeemed                                           (131,273)              (909,535)            (603,380)        (3,705,728)
                                          -------------------    -------------------    -----------------    ---------------
Net decrease - Class C                             (113,948)              (789,717)            (534,207)        (3,273,552)
                                          -------------------    -------------------    -----------------    ---------------

CLASS D SHARES
Sold                                                247,361              1,796,974              412,887          2,678,940
Redeemed                                           (112,401)              (811,300)            (515,317)        (3,373,018)
                                          -------------------    -------------------    -----------------    ---------------
Net increase (decrease) - Class D                   134,960                985,674             (102,430)          (694,078)
                                          -------------------    -------------------    -----------------    ---------------

Net decrease in Fund                             (2,034,974)          $(13,965,429)          (8,819,559)      $(54,378,727)
                                          ===================    ===================    =================    =================

MORGAN STANLEY EQUITY FUND
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2003 (UNAUDITED) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2003, the Fund had a net capital loss carryforward of $115,916,937 of which $72,628,713 will expire on May 31, 2010 and $43,288,224 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences attributable to post-October loss (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

7. Subsequent Event - Fund Merger

On December 22, 2003, the Fund was acquired by Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth") based on the respective valuations as of the close of business on December 19, 2003 pursuant to a Plan of Reorganization approved by the shareholders of the Fund on December 16, 2003. The acquisition was accomplished by a tax-free exchange of 101,388 Class A shares of Dividend Growth at a net asset value of $40.44 per share for 533,177 Class A shares of the Fund; 2,575,564 Class B shares of Dividend Growth at a net asset value of $40.55 per share for 14,190,097 Class B shares of the Fund; 193,897 Class C shares of Dividend Growth at a net asset value of $40.39 per share for 1,059,741 Class C shares of the Fund; and 205,852 Class D shares of Dividend Growth at a net asset value of $40.45 per share for 1,067,527 Class D shares of the Fund. The net assets of Dividend Growth and the Fund immediately before the acquisition were $7,684,808,181 and $124,773,785, respectively, including unrealized appreciation of $8,380,961 for the Fund. Immediately after the acquisition, the combined net assets of Dividend Growth amounted to $7,809,581,966.

MORGAN STANLEY EQUITY FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                                  FOR THE PERIOD
                                                FOR THE SIX                    FOR THE YEAR ENDED MAY 31,         JULY 29, 1998*
                                                MONTHS ENDED        --------------------------------------------     THROUGH
                                              NOVEMBER 30, 2003        2003         2002       2001        2000   MAY 31, 1999
                                              ----------------      -----------  ---------  ---------  ---------  --------------
                                                (unaudited)
Class A Shares

SELECTED PER SHARE DATA:

Net asset value, beginning of period               $6.81                 $7.81      $9.74     $12.88     $11.76          $10.00
                                                  ------                ------     ------    -------    -------          ------

Income (loss) from investment operations:
     Net investment income (loss)++                 0.00                  0.03      (0.01)     (0.01)     (0.03)           0.01
     Net realized and unrealized gain (loss)        0.64                 (1.03)     (1.88)     (1.64)      1.22            1.75
                                                  ------                ------     ------    -------    -------          ------

Total income (loss) from investment operations      0.64                 (1.00)     (1.89)     (1.65)      1.19            1.76
                                                  ------                ------     ------    -------    -------          ------

Less distributions from net realized gain            -                     -        (0.04)     (1.49)     (0.07)        -
                                                  ------                ------     ------    -------    -------          ------

Net asset value, end of period                     $7.45                 $6.81      $7.81      $9.74     $12.88          $11.76
                                                  ======                ======     ======    =======    =======          ======

TOTAL RETURN+                                       9.40 %(1)           (12.80)%   (19.46)%   (13.59)%    10.12 %         17.60 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.93 %(2)             1.54 %     1.35 %     1.27 %     1.29 %          1.38 %(2)
Net investment income (loss)                        0.08 %(2)             0.41 %    (0.07)%    (0.08)%    (0.25)%          0.07 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $4,040                $4,176     $6,608    $10,481    $12,483          $7,933
Portfolio turnover rate                               20 %(1)               56 %       96 %      162 %      184 %            80 %(1)

-------------------------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                         SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EQUITY FUND
FINANCIAL HIGHLIGHTS continued


                                                                                                                  FOR THE PERIOD
                                                FOR THE SIX                    FOR THE YEAR ENDED MAY 31,         JULY 29, 1998*
                                               MONTHS ENDED       --------------------------------------------       THROUGH
                                              NOVEMBER 30, 2003     2003          2002      2001       2000        MAY 31, 1999
                                              -----------------   ----------   ---------  ---------  ---------   --------------
                                                (unaudited)
Class B Shares

SELECTED PER SHARE DATA:

Net asset value, beginning of period               $6.55              $7.57       $9.51     $12.71     $11.69           $10.00
                                                  ------             ------      ------    -------    -------           ------

Income (loss) from investment operations:
     Net investment loss++                         (0.02)             (0.02)      (0.07)     (0.10)     (0.12)           (0.07)
     Net realized and unrealized gain (loss)        0.60              (1.00)      (1.83)     (1.61)      1.21             1.76
                                                  ------             ------      ------    -------    -------           ------

Total income (loss) from investment operations      0.58              (1.02)      (1.90)     (1.71)      1.09             1.69
                                                  ------             ------      ------    -------    -------           ------

Less distributions from net realized gain            -                  -         (0.04)     (1.49)     (0.07)         -
                                                  ------             ------      ------    -------    -------           ------

Net asset value, end of period.                    $7.13              $6.55       $7.57      $9.51     $12.71           $11.69
                                                  ======             ======      ======    =======    =======           ======

TOTAL RETURN+                                       8.85 %(1)        (13.47)%    (20.03)%   (14.28)%     9.32 %          16.90 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.68 %(2)          2.29 %      2.10 %     2.04 %     2.04 %           2.13 %(2)
Net investment loss                                (0.67)%(2)         (0.34)%     (0.82)%    (0.85)%    (1.00)%          (0.68)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $103,148           $107,680    $184,612   $303,227   $374,215         $273,345
Portfolio turnover rate+A128                          20 %(1)           $56 %        96 %      162 %      184 %             80 %(1)

-------------------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                         SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EQUITY FUND
FINANCIAL HIGHLIGHTS continued


                                                                                                                  FOR THE PERIOD
                                                FOR THE SIX                      FOR THE YEAR ENDED MAY 31,       JULY 29, 1998*
                                                MONTHS ENDED        -------------------------------------------     THROUGH
                                              NOVEMBER 30, 2003       2003         2002       2001       2000      MAY 31, 1999
                                              -----------------     ----------   --------   --------  ---------  --------------
                                                (unaudited)
Class C Shares

SELECTED PER SHARE DATA:

Net asset value, beginning of period               $6.57                $7.60      $9.54     $12.73     $11.70          $10.00
                                                  ------               ------     ------    -------    -------          ------

Income (loss) from investment operations:
     Net investment loss++                         (0.02)               (0.02)     (0.06)     (0.09)     (0.12)          (0.04)
     Net realized and unrealized gain (loss)        0.61                (1.01)     (1.84)     (1.61)      1.22            1.74
                                                  ------               ------     ------    -------    -------          ------

Total income (loss) from investment operations      0.59                (1.03)     (1.90)     (1.70)      1.10            1.70
                                                  ------               ------     ------    -------    -------          ------

Less distributions from net realized gain            -                    -        (0.04)     (1.49)     (0.07)            -
                                                  ------               ------     ------    -------    -------          ------

Net asset value, end of period                     $7.16                $6.57      $7.60      $9.54     $12.73          $11.70
                                                  ======               ======     ======    =======    =======          ======

TOTAL RETURN+                                       8.98 %(1)          (13.55)%   (19.97)%   (14.17)%     9.31 %         17.10 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.68 %(2)            2.29 %     2.01 %     1.96 %     2.04 %          1.91 %(2)
Net investment loss                                (0.67)%(2)           (0.34)%    (0.73)%    (0.77)%    (1.00)%         (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $7,759               $7,872    $13,156    $19,604    $24,711         $15,744
Portfolio turnover rate                               20 %(1)              56 %       96 %      162 %      184 %            80 %(1)

-------------------------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                         SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EQUITY FUND
FINANCIAL HIGHLIGHTS continued


                                                                                                                  FOR THE PERIOD
                                                FOR THE SIX                     FOR THE YEAR ENDED MAY 31,        JULY 29, 1998*
                                               MONTHS ENDED        -------------------------------------------        THROUGH
                                              NOVEMBER 30, 2003       2003        2002       2001       2000       MAY 31, 1999
                                              -----------------    ----------   --------   --------   --------   --------------
                                                (unaudited)
Class D Shares

SELECTED PER SHARE DATA:

Net asset value, beginning of period               $6.90               $7.89      $9.82     $12.95     $11.79           $10.00
                                                  ------              ------     ------    -------    -------           ------

Income (loss) from investment operations:
     Net investment  income (loss)++                0.01                0.04       0.01       0.02      (0.01)            0.03
     Net realized and unrealized gain (loss)        0.64               (1.03)     (1.90)     (1.66)      1.24             1.76
                                                  ------              ------     ------    -------    -------           ------

Total income (loss) from investment operations      0.65               (0.99)     (1.89)     (1.64)      1.23             1.79
                                                  ------              ------     ------    -------    -------           ------

Less distributions from net realized gain            -                   -        (0.04)     (1.49)     (0.07)         -
                                                  ------              ------     ------    -------    -------           ------

Net asset value, end of period                     $7.55               $6.90      $7.89      $9.82     $12.95           $11.79
                                                  ======              ======     ======    =======    =======           ======

TOTAL RETURN+                                       9.42 %(1)         (12.55)%   (19.30)%   (13.43)%    10.43 %          17.90 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.68 %(2)           1.29 %     1.10 %     1.04 %     1.04 %           1.13 %(2)
Net investment income                               0.33 %(2)           0.66 %     0.18 %     0.15 %     0.00 %           0.32 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $8,121              $6,486     $8,230     $8,888     $5,339              $69
Portfolio turnover rate                               20 %(1)             56 %       96 %      162 %      184 %             80 %(1)

-------------------------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.




                         SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President
Ronald E. Robison
Executive Vice President and Principal Executive
Officer
Barry Fink
Vice President and General Counsel
Joseph J. McAlinden
Vice President
Stefanie V. Chang
Vice President
Francis J. Smith
Treasurer and Chief Financial Officer
Thomas F. Caloia
Vice President
Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, Pennsylvania 19428

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.

The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan
Stanley DW Inc., member SIPC. Morgan Stanley
Distributors Inc., member NASD.
(C) 2003 Morgan Stanley

36035RPT-00-13267A04-AP-1/04




                                                                  Morgan Stanley
                                                                     Equity Fund







                                                               Semiannual Report
                                                               November 30, 2003

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Morgan Stanley Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004


/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Equity Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Equity Fund;

7. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

d) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial Officer

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: January 22, 2004                               /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equity Fund and will be retained by Morgan Stanley Equity Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: January 22, 2004                               /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equity Fund and will be retained by Morgan Stanley Equity Fund and furnished to the Securities and Exchange Commission or its staff upon request.